REGISTRATION NO.  33-71562

                                                     REGISTRATION NO.  811-8148

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 5

                        (Check appropriate box or boxes)

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          Post-Effective Amendment No.5

                                  PAUZE' FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       14340 Torrey Chase Blvd., Ste. 170
                              Houston, Texas 77014
                     (Address of Principal Executive Office)


       Registrant's Telephone Number, including Area Code (713) 444-6012


                           Philip C. Pauze' President
                                  Pauze' Funds
                        14340 Torrey Chase Blvd. Ste. 170
                              Houston, Texas 77014
                     (Name and Address of Agent for Service)

Exhibit Index for exhibits filed herewith is at page      of     .
                                                     ----    ----


     Approximate date of proposed public offering:

     It is proposed that this filing will become effective (check appropriate box):

      /X/   immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

            60 days after filing pursuant to paragraph (a) of Rule 485 on (date) pursuant to paragraph (a) of Rule 485.


The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement. The Rule 24f-2 Notice for the most recent fiscal year, April 30, 1995, was filed on or about June 28, 1995.

                      PAUZE' /SWANSON UNITED SERVICES FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET

FORM N-1A
 PART A                                     CAPTION OR
ITEM NO.                              LOCATION IN PROSPECTUS
---------                             ----------------------

   1                            Cover Page

   2                            Summary of Fees and Expenses


   3                            Financial Highlights (also covered
                                under Item 23 in Part B)


   4                            Cover Page; The Trust; Investment
                                Objectives and Considerations;
                                Special Considerations

   5                            Management of the Fund

   6                            Cover Page; The Trust;
                                Dividends and Taxes

   7                            How to Purchase
                                Shares; How Shares
                                Are Valued;
                                Special
                                Considerations -
                                Servicing Fee

   8                            How to Redeem Shares

   9                            Not Applicable

FORM N-1A                             CAPTION OR LOCATION IN
 PART B                                     STATEMENT OF
ITEM NO.                              ADDITIONAL INFORMATION
---------                             ----------------------

  10                            Cover Page

  11                            Table of Contents

  12                            General Information

  13                            Investment Objectives
                                and Policies

  14                            Management of the Trust

  15                            Principal Holders of Securities

  16                            Investment Advisory Services

  17                            Portfolio Transactions

  18                            General Information

  19                            Not Covered in
                                Statement of
                                Additional
                                Information
                                (Covered under
                                Item 7 in Part A)

  20                            Tax Status


  21                            Distribution Plan
                                (also covered
                                under Item 5 in
                                Part A)


  22                            Calculation of Performance Data


  23                            Financial Statements (also covered
                                under Item 3 in Part A)

                            PART A -- THE PROSPECTUS
                    Included herein is the Prospectus for the
                  Pauze' U.S. Government Total Return Bond Fund
                         Post-Effective Amendment No. 5

                                   PAUZE' FUNDS

                  PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUN


                                  P.O. Box 844
                           Conshohocken, PA 19428-0844

                                 1-800-352-7507
                (Information, Shareholder Services and Requests)


                                   PROSPECTUS


                                February 14, 1996


     This prospectus presents information that a prospective investor should know about the Pauze' U.S. Government Total Return Bond Fund, a no-load mutual fund (the "Fund") of Pauze' Funds (the "Trust"). Read and retain this prospectus for future reference.


     A Statement of Additional Information dated February 14, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement is available free from Pauze' Funds upon written request at the address set forth above or by calling 1-800-352-7507.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                    PAGE

Summary of Fees and Expenses
Investment Objectives and Considerations
Special Considerations
12b-1 Fee
Management of the Fund
How to Purchase Shares



How to Redeem Shares
How Shares are Valued
Dividends and Taxes
The Trust
Performance Information

                          SUMMARY OF FEES AND EXPENSES

     The following summary is provided to assist you in understanding the various costs and expenses a shareholder in the Fund could bear directly and indirectly.

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load                                              None
Redemption Fee                                                  None



Account Closing Fee                                             $ 10

ANNUAL FUND OPERATING EXPENSES (as a
  percentage of average net assets)(1)
Management and Administrative Services Fees (net
of waivers)                                                     .32% (2)
12b-1 Fees (net of waivers)                                     .25% (2)
Other Expenses, including Transfer
  Agency  and  Accounting  Services  Fees (net of  waivers)     .93% (2)
Total Fund Operating Expenses (net of waivers)                 1.50% (2)


     Except for active automatic investment, UGMA/UTMA and retirement accounts, if an account falls, for any reason other than market fluctuations, below $1,000 at any time during a month, that account will be subject to a small account
charge of $5 for that month. See "Small Accounts" on page        .
                                                         --------


     A shareholder who requests delivery of redemption proceeds by wire will be subject to a $10 charge. International wires will be higher.

HYPOTHETICAL EXAMPLE OF EFFECT ON FUND EXPENSES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:

       1 year.................................................. $27
       3 years................................................. $52

     Included in these estimates is the account closing fee of $10 for each period. This is a flat charge which does not vary with the size of your investment. Accordingly, for investments larger than $1,000, your total expenses will be substantially lower in percentage terms than this illustration. The examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


--------------------
     (1) Annual fund operating expenses are based on the Fund's historical expenses. Management fees are paid to Pauze', Swanson & Associates Investment Advisors Inc. d/b/a Pauze' Swanson Capital Management Co. (the "Advisor") for managing the Fund's investments. Administrative services fees are paid to Declaration Service Company ("DSC" or "Administrator") for administering the affairs of the Trust. The Fund incurs other expenses for maintaining shareholder records, furnishing shareholder statements and reports, and for other services. Transfer agency and accounting services fees are also paid to DSC, and are not charged directly to individual shareholder accounts. The Transfer Agent charges the Fund $18.00 per shareholder account per year with a minimum monthly fee of $1,500 which increases to $2,000 over a two year period. Prior to February 13, 1996, United Shareholder Services Inc. ("USSI") provided such services and charged the Fund $25.00 per shareholder account per year, with a minimum monthly fee of $2,500. The account closing fee and small account charge will be paid by the shareholder directly to the Transfer Agent which will, in turn, reduce its charges to the Fund by a like amount. Please refer to the section entitled
"Management of the Fund" at page         for further information.
                                ---------

     (2) The Advisor, USSI, and their affiliates voluntarily agreed to waive all fees to the extent necessary to maintain an expense ratio of 1.50% through June 30, 1995. Assuming that fees had not been waived during the period from July 1, 1994 through April 30, 1995, annualized Management and Administrative Services Fees, 12b-1 Fees, and Other Expenses would have been 0.48%, 0.25%, and .93% respectively -- for Total Fund Operating Expenses of 1.66%.

                              FINANCIAL HIGHLIGHTS
                  PAUZE' U.S. GOVERNMENT TOTAL RETURN BOND FUN

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from January 10, 1994 (initial public offering) through June 30, 1994, and the period from July 1, 1994 through April 30, 1995, have been audited by Price Waterhouse LLP, the Fund's Independent Accountants whose unqualified report thereon is included in the Fund's 1995 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information ("SAI"). The Financial Highlights should be read in conjunction with the financial statements and notes thereto included in the Annual Report. In addition to the data set forth below, further information about the performance of the Fund is contained in the SAI and Annual Report which may be obtained without charge.

                                                  ----------------------
                                                       PERIOD ENDED
                                                  ----------------------
Operating Performance:                              (A)            (B)
                                                  ------          ------
Net Asset Value, beginning of period              $ 9.25         $ 10.00
                                                  ------          ------
   Net investment income (c) . . . . .               .35             .14

   Net realized and unrealized
   gain (loss) on investments (d) . . .              .12            (.75)
                                                  ------          ------
Total from investment operations . . .               .47            (.61)
                                                  ------          ------
Less dividends from net investment
income  . . . . . . . . . . . . . . . .             (.35)           (.14)
                                                  ------          ------
Net asset value, end of period  . . . .           $ 9.37          $ 9.25
                                                  ======          ======

Total Investment Return (e)  . . . . .              5.21%          (6.11)%
Ratio/Supplemental Data:

Net assets, end of period (in
thousands)  . . . . . . . . . . . . . .          $31,994           $13,661

Ratio of expenses to average net
assets  . . . . . . . . . . . . . . . .            1.50%(f)(g)       1.50%(f)(g)

Ratio of net income to average net
assets  . . . . . . . . . . . . . . . .            4.87%(f)(g)       4.06%(f)(g)

Portfolio turnover rate   . . . . . . .          168.90%             0.00%

(a)  For the ten month period ended April 30, 1995.

(b) For the period from January 10, 1994 (date of commencement of operations) to June 30, 1994.

(c) Net of expense reimbursements and fee waivers of $.02 and $.05 per share respectively.

(d)  Includes the effect of capital share transactions throughout the period.

(e) Total return is not annualized and does not reflect the effect of account fees.

(f) Annualized; the ratios are not necessarily indicative of twelve months of operations.

(g) Expense ratio is net of fee waivers. Had such reimbursements not been made, the annualized expense ratio would have been 1.66% and 3.14%, respectively, and the net annualized investment income ratio would have been 4.70% and 2.42%, respectively.

                    INVESTMENT OBJECTIVES AND CONSIDERATIONS

     The Fund's investment objective is to achieve a rate of total return (interest income plus or minus realized and unrealized capital appreciation and depreciation) above the rate of other funds with similar investment objectives by investing exclusively in securities backed by the full faith and credit of the United States Government. There is no assurance that the Fund will be able to achieve its investment objective.

     It is the investment policy of the Fund to invest exclusively in debt securities that are backed by the full faith and credit of the United States Government. Eligible securities may be issued by the United States Government or by an agency of the United States Government provided they are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements collateralized by such securities. Eligible securities may be of varying maturities, based upon the investment adviser's perception of market conditions, with no stipulated average maturity or duration.

     The United States Government's guarantee of ultimate payment of principal and timely payment of interest of the United States Government securities owned by the Fund does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate.

     Neither the investment objective nor the investment policy are fundamental policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any material change to either the Fund's investment objective or its investment policy.

PORTFOLIO SECURITIES

     The investment adviser will seek above average total return by restructuring the average duration of the Fund's portfolio securities to take advantage of anticipated changes in interest rates. When the investment adviser believes that interest rates will fall, it will lengthen the average duration of the Fund's portfolio securities to earn greater capital appreciation. When the investment adviser believes that interest rates will rise, it will shorten the average duration of the Fund's portfolio securities to reduce capital depreciation and preserve capital.

     The Fund's success at achieving its investment objective is dependent upon the investment adviser correctly forecasting future changes in interest rates. The investment adviser uses extensive fundamental and technical analysis to formulate interest rate forecasts. However, there is no assurance that the investment adviser will successfully forecast interest rates and, if its forecasts are wrong, the Fund may suffer a loss of principal or fail to fully participate in capital appreciation.

     United States Treasury securities are backed by the full faith and credit of the United States Government. These securities differ only in their interest rates, maturities, timing of interest payments, and times of issuance. Treasury bills have initial maturities of one year, do not make semi-annual interest payments, and are purchased or sold at a discount from their face value; Treasury notes have initial maturities of one to ten years and pay interest semiannually; and Treasury bonds generally have initial maturities of greater than ten years and pay interest semi-annually.

     Among the bonds that may be purchased are GNMA Certificates (popularly called "Ginnie Maes"). Ginnie Maes are backed by the full faith and credit of the United States Government. Ginnie Maes are mortgage-backed securities representing part ownership of a pool of mortgage loans which are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veterans' Administration. The Fund invests in Ginnie Maes of the "fully modified pass-through" type which are guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association, a United States Government corporation. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed security. Prepayments occur when a holder of the mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying securities vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass- through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid and may result in a loss. As a result of these principal payment features, mortgage-backed securities are generally more volatile investments than other United States Government securities.

     The Fund may also invest up to 5% of its assets in bonds that are "zero coupon" United States Government securities (which have been stripped of their unmatured interest coupons and receipts) or in certificates representing undivided interests in stripped United States Government securities and coupons. The Fund will only invest in "zeros" which are issued by the United States Treasury and not those issued by broker-dealers or banks. The Fund will not invest in Interest Only or Principal Only ("IOs" or "POs") mortgage-backed securities or derivative products. Zero coupon securities tend to be more sensitive to changes in interest rates than other types of United States Government securities. As a result, a rise or fall in interest rates will have a more significant impact on the market value of these securities. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is accrued as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets, or, if necessary, from the proceeds of sales of portfolio securities.

REPURCHASE AGREEMENTS

     The Fund may invest a portion of its assets in repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, a fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements must be collateralized by United States Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters insolvency proceedings, the resulting delay in liquidation of securities serving as collateral could cause the fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy.

LENDING OF PORTFOLIO SECURITIES

     The Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash and United States Government securities) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third of the Fund's total net assets.

                             SPECIAL CONSIDERATIONS

INTEREST RATE SENSITIVITY

     The investment income of the Fund is based on the income earned on the securities it holds, less expenses incurred; thus, the Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of the Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on the then current investments.

     Generally, the value of the securities held by the Fund, and thus the net asset value ("NAV") of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the NAV per share of the Fund, may be expected to decline. If the Fund incorrectly forecasts interest rates, both the rate of return and the NAV of the Fund may be adversely affected. As an example, if the Fund forecasts that interest rates are generally to go up, shortens the maturities of the instruments within the Fund and interest rates in fact go down, then the interest income gained by the Fund will be less than if the Fund had not shortened its maturities. Additionally, any capital gain that might have been achieved because of the longer maturities would be less with the shorter maturities. Additionally, should the Fund incorrectly forecast that interest rates are generally going down, lengthen its maturities of the instruments within the Fund and interest rates in fact go up, then the value of the longer maturities would decline more than those of the shorter maturities. Thus, the NAV would also decline more. There is no assurance that the Fund will be correct in its forecast of changes in interest rates nor that the strategies employed by the Fund to take advantage of changes in the interest rate environment will be successful in achieving its investment objectives.

BORROWING

     The Fund may borrow from a bank up to a limit of 5% of its total assets for temporary or emergency purposes; and, it may borrow up to 331/3% of its total assets (reduced by the amount of all liabilities and indebtedness other than such borrowings) when deemed desirable or appropriate to meet redemption requests. To the extent that the Fund borrows money prior to selling securities, the Fund may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than its benchmark index. The Pauze' U.S. Government Total Return Bond Fund will repay any money borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase debt obligations on a "when-issued" basis or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement period, but the Fund would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership including the risk of price fluctuation. Failure to deliver a security purchased on a when-issued basis or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the Fund's total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

12B-1 FEE

     The Fund may pay a servicing fee of up to 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to persons or institutions for performing certain servicing functions for Fund shareholders. These fees will be paid periodically and will generally be based on a percentage of the value of Fund shares held by the institution's clients. The Fund will pay servicing fees pursuant to a distribution plan which it has adopted under Rule 12b-1 of the Investment Company Act of 1940. The distribution plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders. See "Distribution Plan" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUND

TRUSTEES

     The business and affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE INVESTMENT ADVISOR

     Pauze', Swanson & Associates Investment Advisor, Inc. d/b/a Pauze Swanson Capital Management Co. (the "Advisor"), 14340 Torrey Chase Blvd., Suite 170, Houston, Texas 77014, under an investment advisory agreement with the Trust dated November 1, 1993, furnishes investment advice to the Fund. The Advisor is a Texas corporation which was registered with the Securities and Exchange Commission as an investment adviser in December 1993. While neither the Advisor nor Mr. Philip C. Pauze' has served as an investment adviser to other mutua funds, Mr. Pauze' has specialized in managing portfolios of United State Government securities for trusts, small institutions, and retirement plans since 1985. Mr. Pauze' assisted the California Funeral Directors Association i establishing the California Master Trust (the "CMT") and has been its financial consultant since inception. CMT's investment performance has been highly rated by independent evaluators. In addition to the CMT, Mr. Pauze' serves as the financial consultant to the government bond portfolio of the Pennsylvania Funeral Trust, to the American Funeral Trust, a nationwide funeral trust, and to the California and Pennsylvania Funeral Directors Association's Retirement Plans.

     The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Trustees of the Trust, what investments should be purchased, sold and held, and makes changes on behalf of the Trust in the investments of the Fund. Mr. Pauze' has been responsible for the day-to-day management of the Fund's portfolio since inception.

     The Advisory Agreement with the Trust provides for the Fund to pay the Advisor an annual management fee equal to 0.40% of the Fund's average net assets (1/12 of 0.40% monthly) on the first $50 million of net assets, and 0.24% of the Fund's average net assets (1/12 of 0.24% monthly) on net assets in excess of $50 million.


THE ADMINISTRATOR

     Declaration Services Company, ("DSC" or "Administrator") P.O. Box 844, Conshohocken, PA 19428-0844 under an Administration Agreement with the Trust dated February 13, 1996, generally manages the affairs of the Trust. Terence P. Smith, President of DSC, has been a Trustee of the Trust since February 13, 1996.

     Under the Administration Agreement, the Administrator, subject to the overall supervision and review of the Board of Trustees of the Trust, supervises parties (other than the Advisor) providing services to the Trust, provides the Trust with office space, facilities and business equipment, and provides the services of executive and clerical personnel for administering the affairs of the Trust.

     The Administration Agreement provides for the Fund to pay the Administrator an annual fee of $24,000 for the first class of shares, per portfolio; $16,000 for the second class of shares, per portfolio; and, $12,000 for each additional class, per portfolio.

     DSC also provides transfer agency, dividend disbursing and accounting services to the Funds for which it receives separate compensation.

     The Transfer Agency and Shareholder Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $18.00 per account with a minimum annual fee of $18,000 for the first year, $21,000 for the second year and $24,000 thereafter. Prior to February 13, 1996, the Transfer Agency Agreement between USSI and the Trust provided for the Fund to pay USSI an annual fee of $25.00 per account with a minimum annual with a minimum annual fee of $30,000; and, in connection with obtaining/providing administrative services to the beneficial owners of Trust shares through broker-dealers which provide such services and maintain an omnibus account with USSI, the Fund paid to USSI a monthly fee equal to one-twelfth (1/12) of 12.5 basis points (.00125) of the value of the shares of the Fund held in accounts at the broker-dealer, which payment shall not exceed $2.08 multiplied by the average daily number of accounts holding Trust shares at the broker-dealer.

     These fees cover the usual transfer agency functions. In addition, the Fund bears certain other transfer agent expenses such as the costs of record retention and postage, plus the telephone and line charges (including the toll-free 800 service) used by shareholders to contact the transfer agent. Transfer agent fees and expenses, including reimbursed expenses, are reduced by the amount of small account charges and account closing fees the transfer agent is paid.

     DSC performs bookkeeping and accounting services, and determines the daily net asset value for the funds. The Accounting Services Agreement with the Trust provides for the Trust to pay DSC an annual fee of $22,000 for the first class of shares, per portfolio; $15,000 for the second class of shares, per portfolio; and $10,000 for each additional class of shares, per portfolio. Prior to February 13, 1996, the agreement between the Trust and USSI, bookkeeping and accounting services were provided to the Fund, with one class of shares, at a fixed annual fee of $37,500.

     On February 13, 1996, pursuant to the Fund's Distribution Plan, the Trust entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC, pursuant to which DDI has agreed to act as the Trust's agent in connection with the distribution of Fund shares - - including acting as agent in states where designated agents are required, reviewing and filing all advertising and promotional materials and monitoring and reporting to the Board of Trustees on Trust distribution plans. For such services, DDI will be paid a fixed annual fee of $20,000 and will be reimbursed for expenses incurred on behalf of the Trust. The Advisor is committed to pay all sums, if any, that exceed the amount allowed under the Fund's 12b-1 Plan.

     The Trust pays all other expenses for its operations and activities. As the Trust adds other series in the future, then the Fund will pay its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any shareholder servicing agents, custodian fees, legal and auditors' expenses, brokerage commissions for portfolio transactions, the advisory fee, extraordinary expenses, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, and expenses of registering and qualifying shares for sale, among others.

                             HOW TO PURCHASE SHARES

     The minimum initial investment is $1,000. The minimum subsequent investment is $50. The minimum initial investment for persons enrolled in an automatic investment plan is $100 and the minimum subsequent investment pursuant to such a plan is $30 per month per account. There is no minimum purchase for retirement plan accounts administered by the Administrator or its agents, and there is a reduced $50 minimum on initial purchases for custodial accounts for minors.

YOU MAY INVEST IN THE FOLLOWING WAYS:

BY MAIL

     Send your application and check or money order, made payable to the Fund, to Declaration Service Company, P.O. Box 844, Philadelphia, Pennsylvania 19428-0844.

     When making subsequent investments, enclose your check with the return remittance portion of the confirmation of your previous investment or indicate on your check or a separate piece of paper your name, address and account number and mail to the address set forth above. Third party checks will not be accepted; and the Trust reserves the right to refuse to accept second party checks.

BY TELEPHONE

     Once your account is open, you may make investments by telephone by calling 1-800-352-7507. The maximum telephone purchase is ten times the value of the shares owned, calculated at the last available net asset value. Payment for shares purchased by telephone is due within seven business days after the date of the transaction. Investments by telephone are not available in any Fund retirement account administered by the Administrator or its agents.

BY WIRE

     You may make your initial or subsequent investments in Pauze' U.S. Government Total Return Bond Fund by wiring funds. To do so, call the Investor Information Department at 1-800-352-7507 for a confirmation number and wiring instructions.

Money should be wired exactly as follows:

         Through Federal Reserve Bank-Philadelphia
         Account of CoreStates Bank, NA
         Philadelphia, PA ABA#031000011
         Credit:  Declaration Service Company
                  Account #0105-3323

         For the credit: (your name)
                         (Insert name of Fund)
                         (Your account number)
                         (Your account registration)

     To assure proper receipt, please be sure your bank included the Fund name and the account number that has been assigned to you. If your opening a new account, please complete the Account Registration Form and mail it to the "New Account" address above after completing your wire arrangement. NOTE: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian Bank are open for business.

     Funds must be credited to Declaration Service Company's account by 11:00 a.m. (Eastern time) in order to be applied to purchase shares on that day. There are no wire fees charged by the Fund for purchases of $1,000 or more. A $10 wire fee will be charged by the Fund on wire purchases of less than $1,000. Your bank may charge wire fees for this service.

BY AUTOMATIC INVESTMENT PLAN

     Once your account is open, you may make investments automatically by completing the automatic investment plan form authorizing Pauze' Funds to draw on your bank account regularly by check for as little as $30 a month beginning within thirty (30) days after the account is opened. You should inquire at your bank whether it will honor debits through the Automated Clearing House ("ACH") or, if necessary, preauthorized checks. You may change the date or amount of your investment any time by written instruction received by Pauze' Funds at least five business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT PURCHASES

     All purchases of shares are subject to acceptance by the Trust and are not binding until accepted. Pauze' Funds reserves the right to reject any application or investment. Orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays.

     Pauze' Funds charges no sales commissions or "loads" of any kind. However investors may purchase and sell shares through registered broker-dealers who may charge fees for their services.

     If your telephone order to purchase shares is cancelled due to nonpayment (whether or not your check has been processed by the Fund), you will be responsible for any loss incurred by the Trust by reason of such cancellation.

     If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20 and you will be responsible for any loss incurred by the Trust with respect to cancelling the purchase. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares already owned by any purchaser whose order is cancelled and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

     Investments paid for by checks drawn on foreign banks may be deferred until such checks have cleared the normal collection process. In such instances, any amounts charged to the Trust for collection procedures will be deducted from the amount invested.

     If the Trust incurs a charge for locating a shareholder without a current address, such charge will be passed through to the shareholder.

TAX IDENTIFICATION NUMBER

     The Fund is required by Federal law to withhold and remit to the United States Treasury a portion of the dividends, capital gains distributions and proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who underreports dividend or interest income or who fails to provide certification of tax identification number. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Transfer Agent, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

     Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In addition, the Fund assesses a $50 administrative fee if the taxpayer identification number is not provided by year end.

CERTIFICATES

     When you open your account, Pauze' Funds will send you a confirmation statement, which will be your evidence that you have opened an account with Pauze' Funds. The confirmation statement is non-negotiable, so if it is lost or destroyed, you will not be required to buy a lost instrument bond or be subject to other expense or trouble, as you would with a negotiable stock certificate. At your written request, Pauze' Funds will issue negotiable stock certificates. Unless your shares are purchased with wired funds, a certificate may not be issued until 15 days have elapsed from the time of purchase, or Pauze' Funds has satisfactory proof of payment, such as a copy of your cancelled check. Negotiable certificates will not be issued for fewer than 100 shares.



                              HOW TO REDEEM SHARES

     You may redeem any or all of your shares at will. The Fund redeems shares at the net asset value next determined after it has received and accepted a redemption request in proper order. Redemption requests must be received prior to 4:00 p.m. Eastern time, Monday through Friday, to be effective that day.

BY MAIL


     Your written request for redemption in proper form to Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844. For express or registered mail, send your request to Declaration Service Company, Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428. To be in "proper order" requires delivery to the Transfer Agent of:


     (1) a written request for redemption signed by each registered owner exactly as the shares are registered, the account number and the number of shares or the dollar amount to be redeemed;

     (2) negotiable stock certificates for any shares to be redeemed for which certificates have been issued;

     (3) signature guarantees when required; and

     (4) such additional documents as are customarily required to evidence the authority of persons effecting redemptions on behalf of corporations, executors, trustees and other fiduciaries. Redemptions will not become effective until all documents in the form required have been received by the Transfer Agent. (Before writing, read "Additional Information About Redemptions.")

BY TELEPHONE

     Redemptions may be made by telephone, provided you have completed the Telephone Redemption Authorization section of the purchase application. Upon proper authority and instruction, redemptions will be wired (for a separate bank wire charge) to the bank account identified on the account registration or, for amounts of $15,000 or less, redemptions will be mailed to the address on the account registration. In connection with telephone redemptions, neither the Fund nor the Transfer Agent will be responsible for acting upon any instructions reasonably believed by them to be genuine. The Fund and/or its Transfer Agent will, however, employ reasonable procedures to confirm that instructions communicated by telephone are genuine (including requiring some form of personal identification, providing written confirmations, and tape recording conversations); and if the Fund or its Transfer Agent do not employ reasonable procedures, they may be liable for losses due to unauthorized or fraudulent transactions.

SPECIAL REDEMPTION ARRANGEMENTS


     Special arrangements may be made by institutional investors, or on behalf of accounts established by brokers, advisers, banks or similar institutions, to have redemption proceeds transferred by wire to pre-established accounts upon telephone instructions. For further information call the Trust at 1-800-352-7507.


SIGNATURE GUARANTEE


     Redemptions in excess of $15,000 currently require a signature guarantee. A signature guarantee is required for all redemptions, regardless of the amount involved, when proceeds are to be paid to someone other than the registered owner of the shares to be redeemed, or if proceeds are to be mailed to an address other than the registered address of record. A signature guarantee verifies the authenticity of your signature and the guarantor must be an eligible guarantor. In order to be eligible, the guarantor must be a participant in a STAMP program (a Securities Transfer Agents Medallion Program). You may call the Transfer Agent at 1-800-352- 7507 to determine whether the entity that will guarantee the signature is an eligible guarantor.


REDEMPTION PROCEEDS MAY BE SENT TO YOU:

BY MAIL

     If your redemption check is mailed, it is usually mailed within 48 hours of receipt of the redemption request; however, the Fund reserves the right to hold redemption proceeds for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be mailed until the purchase check has cleared. You may avoid this requirement by investing by bank wire (Federal funds). Redemption checks may be delayed if you have changed your address in the last 30 days. Please notify the Fund promptly in writing of any change of address.

BY WIRE

     You may authorize the Fund to transmit redemption proceeds by wire provided you send written instructions with a signature guarantee at the time of redemption or have completed the banking information portion of the Telephone Redemption Authorization on the purchase application. Proceeds from your redemption will usually be transmitted on the first business day following the redemption. However, the Trust reserves the right to hold redemptions for up to seven days. If the shares to be redeemed were purchased by check, the redemption proceeds will not be wired until the purchase check has cleared, which may take up to seven days. There is a $10 charge to cover the wire, which is deducted from redemption proceeds.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     The redemption price may be more or less than your cost, depending on the net asset value of the Fund's portfolio next determined after your request is received.

     A request to redeem shares in an IRA or similar retirement account must be accompanied by an IRS Form W4-P and must state a reason for withdrawal as specified by the IRS. Proceeds from the redemption of shares from a retirement account may be subject to withholding tax.

     The Trust has the authority to redeem existing accounts and to refuse a potential account the privilege of having an account in the Trust if the Trust reasonably determines that the failure to so redeem, or to so prohibit, would have a material adverse consequence to the Trust and its shareholders.

     Excessive short-term trading has an adverse impact on effective portfolio management as well as upon Fund expenses. The Trust has reserved the right to refuse investments from shareholders who engage in short-term trading.



ACCOUNT CLOSING FEE

     In order to reduce Fund expenses, an account closing fee of $10 will be assessed to shareholders who redeem all shares in their Fund account and direct that redemption proceeds be directed to them by mail or wire. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The account closing fee does not apply to exchanges between the Fund and United Services Funds or affiliated funds.

     The purpose of the charge is to allocate to redeeming shareholders a more equitable portion of the Transfer Agent's fee, including the cost of tax reporting, which is based upon the number of shareholder accounts. When a shareholder closes an account, the Fund must continue to carry the account on its books, maintain the account records and complete year-end tax reporting. With no assets, the account cannot pay its own expenses and imposes an unfair burden on remaining shareholders.

SMALL ACCOUNTS

     Fund accounts which fall, for any reason other than market fluctuations, below $1,000 at any time during a month will be subject to a small account charge of $5 for that month which is deducted the next business day. The charge is payable directly to the Fund's Transfer Agent which, in turn, will reduce its charges to the Fund by an equal amount. The purpose of the charge is to allocate the cost of maintaining shareholder accounts more equitably among shareholders.


     Active automatic investment plan, UGMA/UTMA, and retirement plan accounts administered by the Administrator or its agents or its affiliates will not be subject to the small account charge.

     In order to reduce expenses of the Fund, the Trust may redeem all of the shares in any shareholder account, other than an active automatic investment plan, UGMA/UTMA and retirement plan accounts, if, for a period of more than three months, the account has a net value of $500 or less and the reduction in value is not due to market action. If the Fund elects to close such accounts, it will notify shareholders whose accounts are below the minimum of its intention to do so, and will provide those shareholders with an opportunity to increase their accounts by investing a sufficient amount to bring their accounts up to the minimum amount within ninety (90) days of the notice. No account closing fee will be charged to investors whose accounts are closed under the mandatory redemption provision.


CONFIRMATION STATEMENTS

     Shareholders normally will receive a yearly confirmation statement and after each transaction showing the activity in the account. However, when account activity is produced solely from dividend reinvestment, confirmation statements will be mailed only on a monthly basis.




OTHER SERVICES

     The Trust has available a number of plans and services to meet the special needs of certain investors. Plans available include, but are not limited to:

     (1) payroll deduction plans, including military allotments;

     (2) custodial accounts for minors;

     (3) a flexible, systematic withdrawal plan; and

     (4)  various   retirement  plans  such  as  IRA,   403(b)(7),   401(k)  and
employer-adopted defined benefit and defined contribution plans.

     There is an annual charge for each retirement plan fund account with respect to which the Administrator, acts as custodian. If this charge is not paid separately prior to the last business day of a calendar year or prior to a total redemption, it will be deducted from the shareholder's account.

     Application forms and brochures describing these plans and services can be obtained from the Transfer Agent by calling 1- 800-352-7507.

SHAREHOLDER SERVICES


     DSC acts as transfer and dividend paying agent for all Fund accounts. Simply write or call the Investor Information Department at 1-800-352-7507 for prompt service on any questions about your account.


                              HOW SHARES ARE VALUED

     Shares of the Fund are purchased or redeemed on a continuing basis without a sales charge at their next determined net asset value per share. The net asset value per share of the Fund is calculated separately by USSI. Net asset value per share is determined and orders become effective as of 4:00 p.m., Eastern time, Monday through Friday, exclusive of business holidays on which the NYSE is closed, by dividing the aggregate fair value of the Fund's assets, less liabilities, by the total number of shares outstanding. In the event that the NYSE and other financial markets close earlier, as on the eve of a holiday, the net asset value per share will be determined earlier in the day at the close of trading on the NYSE.

     The value of the Fund's assets is determined in accordance with certain procedures and policies established by the Board of Trustees. All securities (except securities with less than 60 days to maturity and repurchase agreements) held by the Fund are valued based on an independent pricing service; and, in the event such service is not available, at the mean between the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Short-term investments with maturities of 60 days or less at the time of purchase ordinarily are valued on the basis of the amortized cost. This involves valuing an instrument at its cost initially and, thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If the Advisor determines that amortized cost does not reflect fair value of a security, the Board may select an alternative method of valuing the security.

                               DIVIDENDS AND TAXES

     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By complying with the applicable provisions of the Code, the Fund will not be subject to Federal income tax on its net investment income and capital gain net income that are distributed to shareholders.

     All income dividends and capital gains distributions are normally reinvested, without charge, in additional full and fractional shares of the Fund. Alternatively, investors may choose: (1) automatic reinvestment of capital gains distributions in Fund shares and payment of income dividends in cash; (2) payment of capital gains distributions in Fund shares and automatic reinvestment of dividends in Fund shares; or (3) all income dividend and capital gains distributions paid in cash. The share price of the reinvestment will be the net asset value of the Fund shares computed at the close of business on the date the dividend or distribution is paid. Dividend checks returned to the Fund as being undeliverable and dividend checks not cashed after 180 days will automatically be reinvested at the price of the Fund on the day returned or on the 181st day, and the distribution option will be changed to "reinvest."

     At the time of purchase, the share price of the Fund may reflect undistributed net investment income, capital gains or unrealized appreciation of securities. Any dividend or capital gains distribution paid to a shareholder shortly after a purchase of shares will reduce the per share net asset value by the amount of the distribution. Although in effect a return of capital to the shareholder, these capital gains distributions are fully taxable.

     The Fund is subject to a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gains net of capital losses. The Fund intends to make such distributions as may be necessary to avoid this excise tax.

     Dividends consisting of substantially all of the net income are declared and paid monthly. Investors may request automatic redemption of dividend income at each month or quarter end.

     Dividends from taxable net investment income and distributions of net short-term capital gains paid by the Fund are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. None of the dividends paid by the Fund are expected to qualify for the 70% dividends received deduction available to corporations. Distributions of net capital gains will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of the length of time the investor has held his shares.

     Under Federal law, the income derived from obligations issued by the United States Government and certain of its agencies and instrumentalities is exempt from state income taxes. All states that tax personal income permit mutual funds to pass through this tax exemption to shareholders provided applicable diversification/threshold limits and reporting requirements are satisfied.

     Each January, the Fund will report to its shareholders as to the Federal tax status of dividends and distributions paid or declared by the Fund during the preceding calendar year.

     The foregoing discussion relates only to generally applicable Federal income tax provisions in effect as of the date of this Prospectus. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities. To assist in this regard, each January the Fund will provide shareholders with a breakdown of Fund assets and income for the year.

                                    THE TRUST


     The Pauze' Funds (the "Trust") is an open-end management investment company which may consist of numerous separate, diversified portfolios each of which has its own investment objectives and policies.

     The Trust was formed October 15, 1993, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue series of shares without par value, each series representing interests in a separate portfolio, or to divide the shares of any series into classes. Shares of three series have been authorized. The Board of Trustees of the Trust has the power to create additional series, or divide existing series into two or more classes, at any time, without a vote of shareholders of the Trust.


     Under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable.

     Shareholders elect the Trustees of the Trust. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may appoint
Trustees to fill vacancies, including vacancies caused by an increase in the number of Trustees by action of the Board of Trustees.

     Whether appointed or elected, a Trustee serves as Trustee of the Trust for a period of six years. Notwithstanding the foregoing, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected.

     On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of each portfolio's shares. On matters affecting an individual portfolio, a separate vote of shareholders of the portfolio is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights, and are fully transferable, with no conversion rights.

                             PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indices. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund Values, to Moody's Bond Survey Bond Index, or to the Consumer Price Index. Performance information and rankings as reported in Changing Times, Business Week, Institutional Investor, the Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money Magazine, Forbes, Fortune and Barrons magazine may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

     The Fund's "yield" refers to the income generated by an investment in the Fund over a 30-day (or one month) period (which period will be stated in the advertisement). Yield is computed by dividing the net investment income per share earned during the most recent calendar month by the maximum offering price per share on the last day of such month. This income is then "annualized." That is, the amount of income generated by the investment during that 30-day period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment.

     For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation and dividend income is computed based upon the stated dividend rate of each security in the Fund's portfolio and all recurring charges are recognized.


     The standard total return and yield results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees such as a fee for exchanges. These fees have the effect of reducing the actual return realized by shareholders.


                                   PAUZE' FUND

                           SHARES OF THE FUND ARE SOLD
                  AT NET ASSET VALUE WITHOUT SALES COMMISSIONS
                               OR REDEMPTION FEES

                  Pauze' U.S. Government Total Return Bond Fun


                               INVESTMENT ADVISOR
                      Pauze' Swanson Capital Management Co

                     14340 Torrey Chase Boulevard, Suite 170
                              Houston, Texas 77014


                                  ADMINISTRATOR
                          Declaration Services Company
                                  P.O. Box 844
                           Conshohocken, PA 19428-0844

                                 TRANSFER AGENT
                          Declaration Services Company
                                  P.O. Box 844
                           Conshohocken, PA 19428-0844


                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                               New York, NY 10005

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          One Riverwalk Place, Ste. 900
                            San Antonio, Texas 78205

                                  No Load Fund
                       Be Sure to Retain This Prospectus;
                       It Contains Valuable Information.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION
                             Included herein is the
                  Statement of Additional Information for the
                  Pauze' U.S. Government Total Return Bond Fund
                         Post-Effective Amendment No. 5

                       STATEMENT OF ADDITIONAL INFORMATION

                                  PAUZE' FUNDS


                 PAUZE' U. S. GOVERNMENT TOTAL RETURN BOND FUND


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectus dated February 14, 1996, (the "prospectus") which may be obtained from Declaration Service Company ("DSC" or the "Administrator"), P.O. Box 844, Conshohocken, Pennsylvania 19428-0844.


     The date of this Statement of Additional Information is February 14, 1996.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

GENERAL INFORMATION.........................................................3

INVESTMENT OBJECTIVES AND POLICIES..........................................4
         Investment Restrictions............................................4

PORTFOLIO TURNOVER..........................................................5

PORTFOLIO TRANSACTIONS......................................................5

MANAGEMENT OF THE FUND......................................................6

PRINCIPAL HOLDERS OF SECURITIES.............................................7


INVESTMENT ADVISORY SERVICES ...............................................7


ADMINISTRATOR SERVICES......................................................8

TRANSFER AGENCY AND OTHER SERVICES..........................................8

12b-1 PLAN OF DISTRIBUTION..................................................9

ADDITIONAL INFORMATION ON REDEMPTIONS.......................................9
         Suspension of Redemption Privileges................................9

CALCULATION OF PERFORMANCE DATA............................................10

TAX STATUS.................................................................11

CUSTODIAN..................................................................12

INDEPENDENT ACCOUNTANTS....................................................13

FINANCIAL STATEMENTS.......................................................13

                               GENERAL INFORMATION

     Pauze' Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. The Pauze' U. S. Government Total Return Bond Fund (hereinafter sometimes referred to as the "Fund") is one series of the Trust, which represents a diversified portfolio of securities (referred to herein as the "Portfolio").

     The assets received by the Trust from the issue or sale of shares of the Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Board of Trustees (the "Trustees") in such manner as the Trustees determine to be fair and equitable.


     Shares represent a proportionate interest in the Portfolio. Shares of a Portfolio maybe divided into classes with respect to which the Trustees have adopted allocation plans regarding expenses specifically attributable to a particular class of shares. Subject to such an allocation, all shares are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata, adjusted for expenses attributable to a particular class of shares, in the net assets belonging to the Portfolio available for distribution.


     As more fully described under "The Trust" in the prospectus under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. Trustees who are not "interested persons" will stand for election in 1996. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the Investment Company Act of 1940 (the "1940 Act").

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares).

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     Shares  have  no   preemptive   or   subscription   rights  and  are  fully
transferable. There are no conversion rights.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objectives and policies in the Fund's Prospectus.

INVESTMENT RESTRICTIONS

     The Pauze' U. S. Government Total Return Bond Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     The Fund may not:

     (1)  Issue senior securities.

     (2) Borrow money, except that the Fund may borrow not in excess of 331/3% of the total assets of the Fund from banks as a temporary measure for extraordinary purposes.

     (3)  Underwrite the securities of other issuers.

     (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

     (5)  Engage in the purchase or sale of commodities.

     (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

     (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

     (8)  Make short sales.

     (9) Invest more than 25% of its total assets in securities of companies principally engaged in any one industry, except that this restriction does not apply to debt obligations of the United States Government which are protected by the full faith and credit of the United States Government.

     (10) (a) Invest more than 5% of the value of its total assets in securities of any one issuer, except such limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (b) acquire more than 10% of the voting securities of any one issuer.

The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

     The Fund may not:

     (11) Invest in warrants to purchase common stock.

     (12) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (13) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

     (14) Participate on a joint or joint and several basis in any trading account (except for a joint securities trading account with other Funds managed by the Advisor for repurchase agreements permitted by the Securities and Exchange Commission pursuant to an exemptive order).

     (15) Invest in any foreign securities.

     (16) Invest more than 15% of its total net assets in illiquid securities.

     (17) Invest in oil, gas or other mineral leases.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

     The following discussion of the investment objectives, policies and risks associated with the Fund supplements the discussion in the prospectus.

                               PORTFOLIO TURNOVER

     Pauze' Funds' Management buys and sells securities for the Fund to accomplish its investment objectives. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. The Fund's investments may also be traded to take advantage of perceived short-term disparities in market values or yields among securities of comparable quality and maturity.

     A change in the securities held by the Fund is known as "portfolio turnover." For the period from July 1, 1994 through April 30, 1995, the Fund's portfolio turnover ratio was 168.90%. High portfolio turnover in any given year indicates a substantial amount of short-term trading, which will result in payment by the Fund from capital of above-average amounts of markups to dealers and could result in the payment by shareholders of above-average amounts of taxes on realized investment gain. Any short-term gain realized on securities will be taxed to shareholders as ordinary income. See "Tax Status."

                             PORTFOLIO TRANSACTIONS

     The Advisory Agreement between the Trust and the Advisor requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis). When transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for the Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.

     As all portfolio securities transactions were executed with principals, the Fund paid no brokerage fees for the period from July 1, 1994 through April 30, 1995.

                             MANAGEMENT OF THE FUND


     The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428.


-----------------------    --------          -----------------------------------
                            TRUST
NAME AND ADDRESS           POSITION                  PRINCIPAL OCCUPATION
-----------------------    --------          -----------------------------------

PHILIP C. PAUZE' **        President         President  of  Pauze',   Swanson  &
14340 TORREY CHASE BLVD.   and               Associates   Investment   Advisors,
SUITE 170                  Trustee           Inc.,  d/b/a Pauze' Swanson Capital
HOUSTON, TEXAS 77014                         Management Co., an asset management
                                             firm  specializing in management of
                                             fixed income portfolios since April
                                             1993.  Owner of Philip C.  Pauze' &
                                             Associates, a management consulting
                                             firm   since   April   1993.   Vice
                                             President/Registered Representative
                                             with Shearson  Lehman Brothers from
                                             1988 to 1993.  Financial Consultant
                                             to  California  Master  Trust since
                                             1986.

** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.



TERENCE P. SMITH **        Secretary         President   and   Chief   Operating
                           and               Officer  of  the  companies  of the
                           Trustee           Declaration     Group    (including
                                             Declaration Service Company,  which
                                             provides   the   Trust's   transfer
                                             agency        accounting        and
                                             administrative     services     and
                                             Declaration  Distributors,  Inc., a
                                             registered   broker-dealer,   which
                                             provides  distribution  service  to
                                             the   Trust)   since   1988.   Vice
                                             President-Operations of Declaration
                                             Holdings,  Inc. from September 1987
                                             to September  1988.  Executive Vice
                                             President of Review  Management (an
                                             investment manager and distributor)
                                             from 1984 to 1987.  CPA,  served on
                                             tax and audit staff of Peat Marwick
                                             Main & Co., Philadelphia, from 1981
                                             to 1984.


** This Trustee may be deemed an "interested person" of the Trust as defined in the Investment Company Act of 1940.

PAUL HILBERT               Trustee           Attorney  with  the firm of Paul J.
3818 SHIPMAN                                 Hilbert &  Associates.  Legislator,
SPRING, TEXAS 77388                          Texas   House  of   Representatives
                                             since  1982:  House  Ways and Means
                                             Committee,   House   Appropriations
                                             Committee,   House   Committee   on
                                             Business and Commerce. Affiliate of
                                             First American Title, Title USA and
                                             Stewart Title. Economic development
                                             consultant to Houston  Lighting and
                                             Power.  Associate  of the  business
                                             consulting  firm of  Louie  Welch &
                                             Associates.  Board of  Directors of
                                             the  Houston  Northwest  Chamber of
                                             Commerce.

GORDON ANDERSON            Trustee           Superintendent  of Schools,  Spring
1806 ELK RIVER RD.                           Independent     School    District,
HOUSTON, TEXAS 77090                         Houston,  Texas  since May 1, 1981.
                                             Board   of    Directors,    Houston
                                             Northwest Chamber of Commerce.




WAYNE F. COLLINS           Trustee           Retired.  From  September  1991  to
32 AUTUMN CRESCENT                           February 1994 was Vice President of
THE WOODLANDS, TX 77381                      Worldwide  Business Planning of the
                                             Compaq Computer Corporation. Served
                                             Compaq Computer Corporation as Vice
                                             President of  Materials  Operations
                                             from  September  1988 to  September
                                             1991; Vice President, Materials and
                                             Resources   from   April   1985  to
                                             September   1991;  Vice  President,
                                             Corporate  Resources from June 1983
                                             to September 1988.


PAUL L. GIORGIO            Chief             Chief  Financial   Officer  of  the
                           Accounting        companies of the Declaration  Group
                           Officer,          (including  DSC) since  1994.  CPA,
                           Treasurer         served  on  staff  of   Sanville  &
                                             Company,  Abington, PA from 1986 to
                                             1993.


                         PRINCIPAL HOLDERS OF SECURITIES


     Other than indicated below, as of February 9, 1996, the Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund. The Trust is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at February 9, 1996:

-------------     ------------------------------------    -------    ---------
                          NAME & ADDRESS                              TYPE OF
  FUND                       OF OWNER                     % OWNED    OWNERSHIP
-------------     ------------------------------------    -------    ---------
Pauze' U. S.      Mechanics Bank of Richmond TTEE          73.46%     Record
Government        Richmond, CA  94806-1921
Total Return
Bond Fund         Donaldson Lufkin Jenrette Sec. Corp.     11.30%     Record
                  Jersey City, NJ   07303-2052


                          INVESTMENT ADVISORY SERVICES

     The investment advisor to the Trust is Pauze', Swanson & Associates Investment Advisors, Inc., dba Pauze' Swanson Capital Management Co., an investment management firm (the "Advisor"), pursuant to an Advisory Agreement. It will compensate all personnel, officers and trustees of the Trust if such persons are employees of the Advisor or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.


     The Advisory Agreement was approved by the Board of Trustees of the Trust (including a majority of the "disinterested Trustees") and by vote of a majority of the outstanding voting securities of the Fund in December 1995. The terms of the votes approving the Advisory Agreement provide that it will continue until October 17, 1996, and from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.


     The securities laws of certain states in which shares of the Trust may, from time to time, be qualified for sale require that the Advisor reimburse the Trust for any excess of a Fund's expenses over prescribed percentages of the Fund's average net assets. Thus, the Advisor's compensation under the Agreements are subject to reduction in any fiscal year to the extent that total expenses of the Fund for such year (including the Advisor's compensation but exclusive of taxes, brokerage commission, extraordinary expenses, and other permissible expenses) exceed the most restrictive applicable expense limitation prescribed by any state in which the Trust's shares are qualified for sale. The Advisor may obtain waivers of these state expense limitations from time to time. Such limitation is currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets. For the periods from January 10, 1994 (initial public offering) through June 30, 1994, and from July 1, 1994 through April 30, 1995, the Trust paid the Advisor advisory fees of $0.00 and $37,029, respectively, net of expenses paid by the Advisor or fee waivers.

     For a more complete description, see "Management" in the prospectus.

                             ADMINISTRATOR SERVICES


     Declaration Service Company ("DSC" or "Administrator") provides day-to-day administrative services to the Trust. As described in the Fund's Prospectus, the Administrator will provide the Trust with office space, facilities and simple business equipment, and will generally manage the Fund's business affairs and provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, officers and Trustees of the Trust if such persons are employees of the Administrator or its affiliates. The Trust pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Board of Trustees of the Trust (including a majority of the "disinterested Trustees") approved the Administration Agreement, dated February 13, 1996 with DSC. The terms of the Administration Agreement provide that it will continue initially for two years, and from year to year thereafter as long as it is approved at least annually (i) by a vote of a majority of the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement may be terminated on 90 days' written notice by either party prior to commencement of a renewal date and will terminate automatically if it is assigned.

     Prior to February 13, 1996, administrative services were provided by United Services Advisors Inc. ("USAI"). For the periods from January 10, 1994 (initial public offering) through June 30, 1994, and from July 1, 1994 through April 30, 1995, the Trust paid USAI administrative fees of $0.00 and $15,400, respectively, net of expenses paid by USAI or fee waivers.


     For a more complete description, see "Management" in the prospectus.

     The Trust shall pay all other expenses for its operations and activities. As additional Portfolios are added in the future, each Portfolio of the Trust will pay its allocable portion of the expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors' expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the administrative fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, expenses for preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor and Administrator, expenses of attendance by officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

                       TRANSFER AGENCY AND OTHER SERVICES


     In addition to the services performed for the Trust under the Administration Agreement, the Administrator provides transfer agent and dividend disbursement agent services pursuant to the Transfer Agency and Shareholder Services Agreement as described in the Fund's prospectus under "Management of the Fund -- The Administrator." In addition, bookkeeping and accounting services are also provided. The Board of Trustees approved the Transfer Agency and Accounting Services Agreement, effective February 13, 1996, with the same duration and termination provisions as the Administration Agreement.

     Prior to February 13, 1996, the transfer agency and accounting services were provided by United Shareholder Services Inc. ("USSI"), as subsidiary of USAI. For the periods from January 10, 1994 (initial public offering) through June 30, 1994, and from July 1, 1994 through April 30, 1995, the Trust paid USSI transfer agent fees of $0.00 and $26,349, respectively, and bookkeeping and accounting fees of $0.00 and $31,250, respectively, net of expenses paid by USSI or fee waivers.


                           12B-1 PLAN OF DISTRIBUTION


     As described under "12b-1 Fee" in the prospectus, in April 1995 the Trustees approved continuation of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan allows the Fund to pay for or reimburse expenditures in connection with sales and promotional services related to the distribution of Fund shares, including personal services provided to prospective and existing Fund shareholders, which includes the cost of: printing and distribution of prospectuses and promotional materials; making slides and charts for presentations; assisting shareholders and prospective investors in understanding and dealing with the Fund; and travel and out-of- pocket expenses (E.G., copy and long distance telephone charges) related thereto.


     The total amount expended pursuant to the Distribution Plan may not exceed 0.25% of the Fund's net assets on an annual basis. No excess distribution expenses shall be carried over from any one year to be reimbursed in future years.

     Expenses which the Fund incurs pursuant to the Distribution Plan are reviewed quarterly by the Board of Trustees. On an annual basis the Distribution Plan is reviewed by the Board of Trustees as a whole, and the Trustees who are not "interested persons" as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan ("Qualified Trustees"). In their review of the Distribution Plan the Board of Trustees, as a whole, and the Qualified Trustees determine whether, in their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the 1940 Act, there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of the Fund.


     On February 13, 1996, in light of and subject to the Distribution Plan, the Trust entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"), an affiliate of DSC as described in the Fund's prospectus under "Management of the Fund-- The Administrator". Terence P. Smith, a Trustee of the Trust, is the President and Chief Executive Officer of DDI.

     Except for Mr. Smith, the Fund is unaware of any Trustee or any interested person of the Fund who has a direct or indirect financial interest in the operations of the Distribution Plan.


     The Fund expects that the Distribution Plan will be used primarily to pay a "service fee" to persons who provide personal services to prospective and existing Fund shareholders. Shareholders of the Fund will benefit from these personal services and the Fund expects to benefit from economies of scale as more shareholders are attracted to the Fund.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

     Suspension of Redemption Privileges. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the NYSE is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or not reasonably practicable to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                    P(1 + T)n = ERV

         Where:   P        =     a hypothetical initial payment of $1,000
                  T        =     average annual total return
                  n        =     number of years
                  ERV      =     ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning
                                 of the 1, 5 or 10 year periods at the end of the year or period;

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The average annual compounded rate of return for the Fund for the period from May 1, 1994 through April 30, 1995 was 4.76%. The total return for the Fund for the ten month period from July 1, 1994 through April 30, 1995 was 5.21%.

YIELD

     The Fund may also advertise performance in terms of a 30 day yield quotation. The 30 day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period according to the following formula:

                                           A - B
                            YIELD = 2 [ (  -----  + 1) (6) - 1]
                                            CD

          Where:  A     =     dividends and interest earned during the period
                  B     =     expenses accrued for the period (net of
                              reimbursement)
                  C     =     the  average  daily  number of shares
                              outstanding  during the period that were
                              entitled to receive dividends
                  D     =     the maximum offering price per share on the
                              last day of the period

The Fund's 30-day yield for the 30 days ending April 30, 1995 was 4.77%.

NONSTANDARDIZED TOTAL RETURN

     The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made. TAX STATUS

TAXATION OF THE FUND -- IN GENERAL

     As stated in its prospectus, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gains for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Fund, whether or not any income is actually received, and therefore, is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon will result in original issue discount.

     Debt securities may be purchased by the Fund at a discount which exceeds the original issue price plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest income for purposes of the 90% test to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred to purchase or carry any debt security having market discount unless the Fund makes the election to include market discount currently. Because the Fund must take into account the original issue discount for purposes of satisfying various requirements for qualifying as a regulated investment company under Subchapter M of the Code, it will be more difficult for the Fund to make the distributions to maintain such status and to avoid the 4% excise tax described above. To the extent that the Fund holds zero-coupon or deferred interest bonds in its portfolio or bonds paying interest in the form of additional debt obligations, the Fund would recognize income currently even though the Fund received no cash payment of interest, and would need to raise cash to satisfy the obligations to distribute such income to shareholders from sales of portfolio securities.

     The Fund may purchase debt securities at a premium (i.e., at a purchase price in excess of face amount). The premium may be amortized if the Fund so elects. The amortized premium on taxable securities is allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

     All Shareholders will be notified annually regarding the tax status of distributions received from the Fund.

TAXATION OF THE SHAREHOLDER

     Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividends during the following January. Since none of the net investment income of the Fund is expected to arise from dividends on domestic common or preferred stock, none of the Fund's distributions will qualify for the 70% corporate dividends-received deduction.

     Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing the Fund's shares just prior to a distribution may receive a return of investment upon distribution which will nevertheless be taxable to them.

     A shareholder of the Fund should be aware that a redemption of shares (including any exchange into another Portfolio) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss to the extent of the long term capital gain recognized.

OTHER TAX CONSIDERATIONS

     Distributions to shareholders may be subject to additional state, local and non-U.S. taxes, depending on each shareholder's particular tax situation. Shareholders subject to tax in certain states may be exempt from state income tax on distributions made by the Fund to the extent such distributions are derived from interest on direct obligations of the United States Government. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in shares of the Fund.

                                    CUSTODIAN


     Bankers Trust Company of New York, New York acts as custodian for the Fund. Declaration Service Company acts as custodian and provides certain services with respect to the retirement accounts made available by the Administrator to shareholders of the Fund.


                             INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, One Riverwalk Place, Suite 900, San Antonio, Texas 78205 are the independent accountants for the Trust.

                              FINANCIAL STATEMENTS


     The Trust was established on October 15, 1993. The financial statements for the period from July 1, 1994 through April 30, 1995 are hereby incorporated by reference from the Annual Report to Shareholders of that date which has been delivered with this Statement of Additional Information [unless previously provided, in which event the Trust will promptly provide another copy, free of charge, upon request to: Declaration Service Company, P.O. Box 844, Conshohocken, Pennsylvania 19428-0844, 1-800-352-7507].

                           PART C -- OTHER INFORMATION
                          Included herein is Part C for
                  Pauze', U.S. Government Total Return Bond Fund
                         Post-Effective Amendment No. 5

                                  PAUZE' FUNDS


PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          (1) The audited financial highlights for the period from July 1, 1994 through April 30, 1995, are found in part A.

          (2) The audited financial statements for the period from July 1, 1994 through April 30, 1995, are found in part B.

     (B)  EXHIBITS

     EXHIBIT NO.                   DESCRIPTION OF EXHIBIT


          (1) (a)* Declaration of Trust, Amended and Restated Master Trust Agreement, dated February 9, 1996, filed herewith..


          (2) By-laws of Registrant (incorporated by reference to Initial Registration Statement filed November 10, 1993).

          (3)  Not Applicable

          (4)  Specimen certificate to be provided.

          (5) Advisory Agreement between Registrant and Pauze', Swanson & Associates Investment Advisors, Inc., dated November 1, 1993, (incorporated by reference to Pre-Effective Amendment #1 filed January 6, 1994).


          (6)  *   Distribution   Agreement   among   Registrant,    Declaration
               Distributors, Inc. and Pauze', Swanson Capital Management Co., dated February 13, 1996, filed herewith.


          (7)  Not Applicable

          (8) Custodian Agreement between Registrant and Bankers Trust Company of New York, dated January 4, 1994, (incorporated by reference to Pre-Effective Amendment #1 filed January 6, 1994).


          (9) (a)* Transfer Agency and Shareholder Services Agreement between Registrant and Declaration Service Company, dated February 13, 1996, filed herewith.

               (b)* Accounting   Services   Agreement  between   Registrant  and
                    Declaration Service Company, dated February 13, 1996, filed herewith.

               (c)* Administration Agreement between Registrant and
                    Declaration Service Company dated February 13, 1996, filed herewith.

          (10) Opinion and Consent of Charles W. Lutter, Jr., (incorporated by reference to Initial Registration Statement filed November 10,
               1993).


          (11) (a)* Consent of Independent Accountants

               (b) Powers of Attorney (incorporated by reference to Initial Registration Statement filed November 10, 1993).


          (12) Not Applicable

          (13) Not Applicable

          (14) Not Applicable

          (15) Copy of 12b-1 Plan, (incorporated by reference to Initial Registration Statement filed November 10, 1993).

          (16) Schedule for computation of performance quotation provided in the Registration Statement in response to Item 22 (incorporated by reference to Post-Effective Amendment #1 filed July 10, 1994). *

* Filed Herewith

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


     The number of record holders, as of February 9, 1996, of each class of securities of the Registrant.

                    TITLE OF CLASS                       NO. OF RECORD HOLDERS
          ------------------------------                    ----------------
          Pauze'  U.S. Government Total                            42
          Return Bond Fund

ITEM 27.  INDEMNIFICATION

     Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct,
     (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (b) as independent legal counsel in a written opinion.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND INVESTMENT ADMINISTRATOR

     Information pertaining to business and other connections of Registrant's investment advisor and investment administrator is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Fund" in the Prospectus and "Investment
     Advisory Services" and "Administrator Services" in the Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS


     Effective February 13, 1996, Registrant entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI"). Terence P. Smith, Secretary and a member of Registrant's Board of Trustees, is President of DDI.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records maintained by the Registrant are kept at the Administrator's office located at Suite 6160, 555 North Lane, Conshohocken, Pennsylvania 19428-0844. All accounts and records maintained by Bankers Trust Company as custodian for Registrant are maintained in New York.

ITEM 31.  NOT APPLICABLE

ITEM 32.  UNDERTAKINGS

     Registrant undertakes to call a meeting of shareholders for purposes of voting upon the question of removal of one or more Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares, and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the city of San Antonio, State of Texas, on the 14th day of February, 1996.

                                       PAUZE FUNDS

                                       By: /S/ PHILIP C. PAUZE'
                                           -------------------------------------
                                           Philip C. Pauze', President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        SIGNATURE                     TITLE                       DATE
        ---------                     -----                       ----

*/S/ GORDON ANDERSON               Trustee                  February 14, 1996
----------------------------
Gordon Anderson


*/S/ PAUL HILBERT                  Trustee                  February 14, 1996
----------------------------
Paul Hilbert


/S/ PHILIP C. PAUZE'               Trustee, President       February 14, 1996
----------------------------
Philip C. Pauze'


/S/ TERENCE P. SMITH               Trustee, Secretary       February 14, 1996
----------------------------
Terence P. Smith


*/S/ WAYNE F. COLLINS              Trustee                  February 14, 1996
----------------------------
Wayne F. Collins


/S/ PAUL L. GIORGIO                Chief Accounting         February 14, 1996
----------------------------       Officer,
Paul L. Georgia                    Treasurer


By:/S/ CHARLES W. LUTTER, JR.
-----------------------------
    *Charles W. Lutter, Jr.,
    Attorney-in-Fact

                                  EXHIBIT INDEX

                                                                  SEQUENTIALLY
     EXHIBIT NO.         DESCRIPTION OF EXHIBIT                  NUMBERED PAGES
     -----------    ------------------------------------------   --------------

     1 (a)           Amended & Restated Master Trust Agreement

     6               Distribution Agreement between Registrant,
                     Declaration Distributors, Inc. and Pauze',
                     Swanson Capital Management Co.

     9 (a)           Transfer Agency and Shareholder Services
                     Agreement between Declaration Services
                     Company and Registrant

       (b)           Accounting Services Agreement between
                     Registrant and Declaration Service Company

       (c)           Administration Agreement between
                     Registrant and Declaration Service Company

     11(a)           Consent of Independent Accountants